Contingent Liabilities (Details) R in Millions		1 Months Ended
	May 09, 2016 ZAR (R) claim	May 31, 2018 ZAR (R)	Oct. 31, 2013 customer	Jun. 30, 2018 ZAR (R) claim	Jun. 30, 2017 ZAR (R)	Dec. 31, 2016 item	May 31, 2015 ZAR (R)	Apr. 02, 2015 plaintiff claim
Legal Proceedings Allegations Of Exchange Of Commercially Sensitive Information Complaint
Contingent Liabilities
Penalty imposed		R 0.0
Legal Proceedings Claimed Compensation For Lung Diseases
Contingent Liabilities
Legal proceedings provision				R 0.0
Number of plaintiffs | plaintiff								22
Number of cases | claim								22
Amount claimed				R 82.5
Minimum number of cases possibly prescribed | claim				1
Fischer Tropsch Wax Expansion Project In Sasolburg (FTWEP)
Contingent Liabilities
Number of claims still ongoing | claim				2
Fluor SA (Pty) Ltd (FTWEP)
Contingent Liabilities
Legal proceedings provision				R 0.0
Damages sought, without interest							R 485.7
Damages sought interest							R 83.6
Number of objections against statement of claim | item						2
Wetback Contracts Pty Ltd (FTWEP)
Contingent Liabilities
Legal proceedings provision				0.0
Amount claimed	R 634.2
Number of counterclaims | claim	3
Amount of counterclaims	R 229.2
Period in which key issues were separated during hearing	14 days
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent Liabilities
Legal proceedings provision				0.0
Number of customers requested Review application | customer			7
Environmental Contingent Liability
Contingent Liabilities
Environmental obligation accrued				14,933.0	R 15,716.0
Accrued other environmental costs				R 4,872.0